Regulatory Capital Matters (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Regulatory Capital Requirements under Banking Regulations [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The following table presents the actual and required capital amounts and ratios for the Company and the Bank at March 31, 2023, and December 31, 2022 (in thousands except for ratios).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2023
Total Capital to risk weighted assets
Consolidated	$439,563	18.65%	$247,459	≥ 10.5%	$235,675	≥ 10.0%
Burke & Herbert Bank & Trust	436,046	18.50	247,528	≥ 10.5	235,741	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	413,592	17.55	200,324	≥ 8.5	188,540	≥ 8.0
Burke & Herbert Bank & Trust	410,075	17.40	200,380	≥ 8.5	188,593	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	413,592	17.55	164,973	≥ 7.0	153,189	≥ 6.5
Burke & Herbert Bank & Trust	410,075	17.40	165,019	≥ 7.0	153,232	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	413,592	11.19	147,859	≥ 4.0	184,824	≥ 5.0
Burke & Herbert Bank & Trust	410,075	11.09	147,913	≥ 4.0	184,891	≥ 5.0

As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$241,325	≥ 10.5%	$229,834	≥ 10.0%
Burke & Herbert Bank & Trust	432,290	18.81	241,368	≥ 10.5	229,874	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	195,358	≥ 8.5	186,867	≥ 8.0
Burke & Herbert Bank & Trust	411,251	17.89	195,393	≥ 8.5	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	160,883	≥ 7.0	149,392	≥ 6.5
Burke & Herbert Bank & Trust	411,251	17.89	160,912	≥ 7.0	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	182,007	≥ 5.0
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0

The following table presents the actual and required capital amounts and ratios for the Company and the Bank at June 30, 2023, and December 31, 2022 (in thousands except for ratios).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable Capital Conservation Buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of June 30, 2023
Total Capital to risk weighted assets
Consolidated	$442,338	18.71%	$248,273	≥ 10.5%	$236,450	≥ 10.0%
Burke & Herbert Bank & Trust	439,212	18.57	248,365	≥ 10.5	236,538	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	416,249	17.60	200,983	≥ 8.5	189,160	≥ 8.0
Burke & Herbert Bank & Trust	413,123	17.47	201,057	≥ 8.5	189,230	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	416,249	17.60	165,515	≥ 7.0	153,693	≥ 6.5
Burke & Herbert Bank & Trust	413,123	17.47	165,576	≥ 7.0	153,750	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	416,249	11.20	148,725	≥ 4.0	185,906	≥ 5.0
Burke & Herbert Bank & Trust	413,123	11.11	148,770	≥ 4.0	185,962	≥ 5.0

As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$241,325	≥ 10.5%	$229,834	≥ 10.0%
Burke & Herbert Bank & Trust	432,290	18.81	241,368	≥ 10.5	229,874	≥ 10.0
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	195,358	≥ 8.5	186,867	≥ 8.0
Burke & Herbert Bank & Trust	411,251	17.89	195,393	≥ 8.5	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	160,883	≥ 7.0	149,392	≥ 6.5
Burke & Herbert Bank & Trust	411,251	17.89	160,912	≥ 7.0	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	182,007	≥ 5.0
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0

The table below presents the actual and required capital amounts and ratios for the Company at December 31, 2022 and the Bank at December 31, 2022 and 2021 (in thousands).

	Actual		Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer)		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2022
Total Capital to risk weighted assets
Consolidated	$433,958	18.88%	$183,867	≥ 8.0%	n/a	n/a
Burke & Herbert Bank & Trust	$432,290	18.81%	$183,900	≥ 8.0%	$229,874	≥ 10.0%
Tier 1 (Core) Capital to risk weighted assets
Consolidated	412,946	17.97	137,900	≥ 6.0	n/a	n/a
Burke & Herbert Bank & Trust	411,251	17.89	137,925	≥ 6.0	183,900	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Consolidated	412,946	17.97	103,425	≥ 4.5	n/a	n/a
Burke & Herbert Bank & Trust	411,251	17.89	103,443	≥ 4.5	149,418	≥ 6.5
Tier 1 (Core) Capital to average assets
Consolidated	412,946	11.34	145,605	≥ 4.0	n/a	n/a
Burke & Herbert Bank & Trust	411,251	11.30	145,605	≥ 4.0	182,007	≥ 5.0

As of December 31, 2021
Total Capital to risk weighted assets
Burke & Herbert Bank & Trust	$409,923	18.84%	$174,050	≥ 8.0%	$217,562	≥ 10.0%
Tier 1 (Core) Capital to risk weighted assets
Burke & Herbert Bank & Trust	382,672	17.59	130,537	≥ 6.0	174,050	≥ 8.0
Common Tier 1 (CET 1) to risk-weighted assets
Burke & Herbert Bank & Trust	382,672	17.59	97,903	≥ 4.5	141,415	≥ 6.5
Tier 1 (Core) Capital to average assets
Burke & Herbert Bank & Trust	382,672	10.81	141,594	≥ 4.0	176,992	≥ 5.0